SEGMENT INFORMATION (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($) segment
Disclosure of operating segments [line items]
Number of segments | segment				2
Net revenues	$ 1,563	$ 2,350	$ 3,300	$ 4,795
Operating loss	12,380	9,557	21,593	19,552
Commercial Operation
Disclosure of operating segments [line items]
Net revenues	1,563	2,350	3,300	4,795
Operating loss	3,604	2,000	5,871	4,095
Research and Development
Disclosure of operating segments [line items]
Operating loss	$ 8,776	$ 7,557	$ 15,722	$ 15,457